CCM Alternative Income Fund

COMMUNITY CAPITAL TRUST

CCM Active Income Fund

(the “Fund”)

Supplement dated January 16, 2014

to the

Prospectus and Statement of Additional Information

dated October 1, 2013

Change of Name of Fund

Effective as of January 16, 2014, the name of the Fund has been changed to CCM Alternative Income Fund.